Expense Example - ONEFUND S&P 500® - No Load Shares	Jul. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	$ 750